United States
                       Securities and Exchange Commission
                             Washington, eD.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-2677

                      (Investment Company Act File Number)


                    Federated Municipal Securities Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 3/31/07


                 Date of Reporting Period: Quarter ended 6/30/06
                                           ---------------------







Item 1.     Schedule of Investments




FEDERATED MUNICIPAL SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   MUNICIPAL BONDS--98.4%
                   ALABAMA--1.4%
  $  1,000,000     Alabama Agricultural & Mechanical University, Revenue Bonds (Series 1998), 5.00% (MBIA Insurance    $   1,032,780
                   Corp. INS)/(Original Issue Yield: 5.15%), 11/1/2016
     1,400,000     Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser          1,510,782
                   Co.), 12/1/2024
     3,000,000     Mobile County, AL IDA, IDRBs (Series 2000), 6.875% TOBs (Ipsco, Inc.), Mandatory Tender 5/1/2010        3,174,780
     1,000,000     Tuscaloosa, AL, UT GO Warrants (Series 2000), 5.75% (Original Issue Yield: 5.90%), 1/1/2020             1,062,680
                      TOTAL                                                                                                6,781,022
                   ARIZONA--0.8%
     1,810,000     Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian             1,826,181
                   Asset Assurance INS), 12/1/2030
     2,000,000     Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian             2,010,360
                   Asset Assurance INS), 12/1/2035
                      TOTAL                                                                                                3,836,541
                   ARKANSAS--0.2%
     1,000,000     Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80%             1,046,070
                   (Jefferson Regional Medical Center)/(Original Issue Yield: 5.90%), 6/1/2021
                   CALIFORNIA--8.3%
     1,825,000     California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California             1,802,352
                   College of the Arts), 6/1/2030
     1,000,000   1 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,          1,025,680
                   Inc.), 4/1/2025
     3,000,000   1 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management,           3,037,650
                   Inc.), 11/1/2023
     1,760,000     California State Department of Veteran Affairs, Home Purpose Revenue Bonds (Series 1997C),              1,820,878
                   5.50%, 12/1/2019
     5,000,000 1,2 California State, Economic Recovery Revenue Bonds Trust  Program (Series 929) RITES, 6.30%              5,712,700
                   (California State Fiscal Recovery Fund), 7/1/2013
       915,000     California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030                  985,217
     1,585,000     California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030                1,700,768
       750,000     California State, UT GO Bonds, 5.75%, 5/1/2030                                                            797,685
     3,000,000     California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023           3,101,520
     2,000,000     California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025           2,081,300
     1,495,000     California Statewide Communities Development Authority, COP , 6.00% (Sutter Health)/(FSA INS),          1,592,878
                   8/15/2013
     1,930,000     California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS),           2,068,709
                   8/15/2015
     2,000,000     Chula Vista, CA, IDRBs (Series 1992D), 5.00% (San Diego Gas & Electric Co.), 12/1/2027                  2,005,280
     1,000,000     Golden State Tobacco Securitization Corp., CA, (Series A-4), 7.80%, 6/1/2042                            1,190,370
     3,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds            3,357,690
                   (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039
     1,350,000     Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities        1,322,865
                   District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035
     1,250,000     Southern California Logistics Airport Authority, Tax Allocation Bonds, 5.00% (United States             1,334,262
                   Treasury PRF 6/1/2015@100), 12/1/2035
     1,500,000     University of California, General Revenue Bonds, (Series A), 5.125% (AMBAC INS), 5/15/2020              1,564,365
     2,500,000     University of California, Hospital Revenue Bonds (Series 2004A), 5.25% (UCLA Medical                    2,593,225
                   Center)/(AMBAC INS), 5/15/2030
                      TOTAL                                                                                               39,095,394
                   COLORADO--1.6%
       760,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25%               769,690
                   (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034
       430,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25%                437,835
                   (Evangelical Lutheran Good Samaritan Society), 6/1/2023
     5,000,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.25% (Covenant Retirement           5,029,700
                   Communities, Inc.), 12/1/2025
     1,000,000     Westminster, CO, Sales & Use Tax Revenue Refunding Bonds, (Series A), 5.60%, 12/1/2016                  1,040,500
                      TOTAL                                                                                                7,277,725
                   CONNECTICUT--0.4%
       600,000     Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health                  612,360
                   Network)/(Radian Asset Assurance INS), 7/1/2030
     1,000,000     New Haven, CT, UT GO Bonds, (Series B), 5.75% (United States Treasury PRF                               1,066,310
                   11/1/2009@101)/(Original Issue Yield: 5.83%), 11/1/2018
                      TOTAL                                                                                                1,678,670
                   DELAWARE--0.7%
       800,000     Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.50% (Beebe                830,200
                   Medical Center), 6/1/2024
     2,500,000     Delaware State, UT GO (Series 2000A), 5.25% (United States Treasury PRF 4/1/2010@100)/(Original         2,617,500
                   Issue Yield: 5.40%), 4/1/2016
                      TOTAL                                                                                                3,447,700
                   DISTRICT OF COLUMBIA--1.7%
     5,000,000     District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC INS), 2/1/2035               5,068,250
     3,000,000 1,2 District of Columbia, RITES (PA-1343), 5.82822% (AMBAC INS), 6/1/2023                                   3,160,500
                      TOTAL                                                                                                8,228,750
                   FLORIDA--3.1%
     1,000,000     Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds               1,029,650
                   (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024
       665,000     Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida              879,649
                   State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014
     4,335,000     Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida            5,333,437
                   State)/(Original Issue Yield: 9.173%), 6/1/2014
     3,000,000     Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries         3,914,790
                   COL)/(Original Issue Yield: 10.105%), 7/1/2014
     1,000,000     Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC INS),                1,081,830
                   7/1/2013
     2,255,000     St. Johns County, FL IDA, First Mortgage Revenue Bonds (Series 2004A), 5.85% (Presbyterian              2,369,622
                   Retirement Communities ), 8/1/2024
                      TOTAL                                                                                               14,608,978
                   GEORGIA--1.7%
       615,000     Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation                          622,454
                   District)/(Original Issue Yield: 5.65%), 1/1/2030
     1,850,000     Bibb County, GA Development Authority, Revenue Bonds, (Series 1991 IR-1), 4.85% (Temple-Inland,         1,865,706
                   Inc.), 12/1/2009
     1,000,000     Chatham County, GA Hospital Authority, Hospital Improvement Revenue Bonds (Series 2004A), 5.75%         1,053,470
                   (Memorial Health University Medical Center), 1/1/2029
     2,000,000     Floyd County, GA Development Authority, Environmental Revenue Bonds, 5.70% (Temple-Inland,              2,070,260
                   Inc.), 12/1/2015
     2,000,000     Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.)/(United States        2,198,920
                   Treasury PRF 10/1/2009@102), 10/1/2019
                      TOTAL                                                                                                7,810,810
                   ILLINOIS--1.8%
     1,000,000     Chicago, IL Public Building Commission, Revenue Bonds, (Series A), 7.00% (Escrowed In Treasuries        1,243,170
                   COL)/(Original Issue Yield: 7.125%), 1/1/2020
     1,500,000     Illinois Finance Authority, Refunding Revenue Bonds, 5.25% (OSF Health Care Systems)/(Original          1,516,380
                   Issue Yield: 5.30%), 11/15/2023
     3,750,000     Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of                  3,739,162
                   Technology), 4/1/2031
     1,000,000     Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.),           976,510
                   8/1/2029
     1,000,000     Lake County, IL Community School District No. 116, UT GO Bonds, 7.60% (Escrowed In Treasuries           1,221,560
                   COL), 2/1/2014
                      TOTAL                                                                                                8,696,782
                   INDIANA--3.9%
     1,000,000     Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs              1,055,640
                   (Marathon Oil Corp.) Mandatory Tender 12/2/2011
     3,000,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25%           2,943,000
                   (Baptist Homes of Indiana), 11/15/2035
     2,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2004A), 6.25%               2,114,580
                   (Community Foundation of Northwest Indiana), 3/1/2025
     1,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd             1,008,400
                   Memorial Hospital, IN)/(Original Issue Yield: 5.50%), 2/15/2022
     2,200,000     Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess            2,303,202
                   Hospital)/(AMBAC INS), 3/1/2029
       950,000     Indiana State HFA, SFM Revenue Bonds (Series A), 5.30% (GNMA COL Home Mortgage Program GTD),              967,356
                   7/1/2022
     1,500,000     Indiana State Office Building Commission Capitol Complex, Revenue Bonds, (Series A), 7.40% (MBIA        1,815,705
                   Insurance Corp. INS)/(Original Issue Yield: 7.488%), 7/1/2015
     2,500,000     Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A),          2,550,625
                   5.10% (FedEx Corp.), 1/15/2017
     1,500,000     Indianapolis, IN Local Public Improvement Bond Bank, Refunding Revenue  Bonds, (Series D), 6.75%        1,698,765
                   (United States Treasury COL)/(Original Issue Yield: 6.90%), 2/1/2014
     2,000,000     St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375%         1,974,080
                   (Madison Center Obligated Group), 2/15/2034
                      TOTAL                                                                                               18,431,353
                   IOWA--0.2%
     1,000,000     Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018        1,010,300
                   KANSAS--0.3%
     1,150,000     University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health              1,199,323
                   System)/(Original Issue Yield: 5.62%), 9/1/2022
                   LOUISIANA--1.7%
     5,000,000     De Soto Parish, LA Environmental Improvement Authority, Refunding Revenue Bonds (Series 2005A),         4,770,450
                   4.75% (International Paper Co.), 3/1/2019
     3,000,000     St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original          3,002,910
                   Issue Yield: 7.75%), 10/1/2022
                      TOTAL                                                                                                7,773,360
                   MASSACHUSETTS--5.1%
     5,000,000     Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00% (United States Treasury PRF            5,371,100
                   6/1/2010@100), 6/1/2016
     1,830,000     Massachusetts Bay Transportation Authority General Transportation System, Special Assessment            1,952,244
                   Bonds, 5.75% (United States Treasury PRF 7/1/2010@100), 7/1/2016
       170,000     Massachusetts Bay Transportation Authority General Transportation System, Special Assessment              180,645
                   Bonds, 5.75%, 7/1/2016
     2,000,000     Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System              2,084,100
                   )/(Original Issue Yield: 6.60%), 7/1/2034
       790,000     Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.35% (Milford-Whitinsville                             823,504
                   Hospital)/(Original Issue Yield: 6.38%), 7/15/2032
     1,000,000     Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford-Whitinsville Hospital),                1,065,680
                   7/15/2023
     4,550,000     Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset                4,579,575
                   Assurance INS), 8/15/2025
     2,000,000     Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Seven Hills Foundation &          2,008,620
                   Affiliates)/(Radian Asset Assurance INS), 9/1/2035
     1,250,000     Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds, 5.45% (Waste        1,312,437
                   Management, Inc.), 6/1/2014
        40,000     Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6) Revenue Bonds                 41,863
                   Unrefunded, 5.25% (Original Issue Yield: 5.50%), 8/1/2019
     2,460,000     Massachusetts Water Pollution Abatement Trust Pool, Program (Series 6) Revenue Bonds PRF, 5.25%         2,602,090
                   (United States Treasury PRF 8/1/2010@101)/(Original Issue Yield: 5.50%), 8/1/2019
     1,000,000     Springfield, MA, UT GO  Refunding Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.12%),                 1,034,840
                   11/15/2018
     1,000,000     Sterling, MA, UT GO Bonds, 6.00% (FGIC INS), 2/15/2020                                                  1,076,110
                      TOTAL                                                                                               24,132,808
                   MICHIGAN--4.4%
     2,090,000     Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco          2,288,863
                   Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018
     2,515,000     Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds          2,800,377
                   (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2027
     1,000,000     Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC INS), 5/1/2018                                   1,060,190
       500,000     Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.20%             510,450
                   (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.45%), 1/1/2025
       150,000     Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50%             153,516
                   (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.70%), 1/1/2037
     2,000,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.00% (Metropolitan Hospital         2,121,980
                   ), 7/1/2035
     2,390,000     Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Clean Water Revolving           2,588,083
                   Fund)/(United States Treasury PRF 10/1/2010@101), 10/1/2015
     2,595,000     Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Drinking Water Revolving        2,804,780
                   Fund)/(United States Treasury PRF 10/1/2010@101), 10/1/2015
     1,500,000     Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A) , 6.00%                1,602,195
                   (Oakwood Obligated Group), 4/1/2022
     1,000,000     Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50%                1,041,100
                   (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022
     1,000,000     Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.),          1,029,240
                   9/1/2029
     2,000,000     Michigan State, Environmental  Protection Program UT GO Bonds, 5.25% (United States Treasury PRF        2,102,320
                   11/1/2010@100)/(Original Issue Yield: 5.34%), 11/1/2018
     1,000,000     Northern Michigan University, Revenue Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue          1,026,020
                   Yield: 5.35%), 12/1/2020
                      TOTAL                                                                                               21,129,114
                   MINNESOTA--0.2%
     1,000,000     St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Health             1,023,130
                   East, Inc.)/(Original Issue Yield: 5.756%), 11/1/2015
                   MISSISSIPPI--0.4%
     2,050,000     Mississippi Business Finance Corp., Refunding PCRBs, 5.90% (System Energy Resources,                    2,060,025
                   Inc.)/(Original Issue Yield: 5.93%), 5/1/2022
                   MISSOURI--0.4%
       655,000   1 Kansas City, MO IDA, MFH Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015                   639,326
     1,335,000     Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A),             1,304,989
                   5.00% (Branson, MO), 6/1/2035
                      TOTAL                                                                                                1,944,315
                   NEVADA--0.4%
     1,000,000     Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare                1,044,830
                   West)/(Original Issue Yield: 5.72%), 7/1/2024
       250,000     Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls          249,660
                   at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022
       600,000     Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125%                596,748
                   (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025
                      TOTAL                                                                                                1,891,238
                   NEW HAMPSHIRE--0.4%
     1,685,000     New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds         1,731,287
                   (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024
                   NEW JERSEY--3.8%
     1,100,000     New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward                   1,149,720
                   Homestead)/(Original Issue Yield: 5.75%), 11/1/2024
     5,000,000     New Jersey EDA, School Facilities Revenue Bonds (Series 2003F), 5.00% (New Jersey State)/(United        5,289,150
                   States Treasury PRF 6/15/2013@100)/(Original Issue Yield: 5.08%), 6/15/2026
       650,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (Series 2005A), 5.50%               663,878
                   (Children's Specialized Hospital), 7/1/2030
     5,000,000 1,2 New Jersey State Transportation Trust Fund Authority, RITES (PA-1204), 6.80822% (FSA INS),              5,914,800
                   12/15/2013
     2,800,000     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds               3,058,020
                   (Series 2006A), 5.50%, 12/15/2022
     1,500,000     Newark, NJ Housing Authority, Revenue Bonds (Series 2004), 5.25% (Port Authority-Port Newark            1,572,915
                   Marine Terminal)/(MBIA Insurance Corp. INS), 1/1/2022
                      TOTAL                                                                                               17,648,483
                   NEW MEXICO--0.9%
     4,000,000     New Mexico State Finance Authority Transportation Revenue, Senior Lien Transportation Revenue           4,217,880
                   Bonds (Series 2004A) , 5.25% (MBIA Insurance Corp. INS), 6/15/2024
                   NEW YORK--12.6%
       700,000     Albany County, NY IDA, IDRBs (Series 2004A), 5.625% (Albany College of Pharmacy), 12/1/2034               722,694
     2,000,000     Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035             2,004,260
     2,000,000     Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018              2,072,240
     5,000,000 1,2 Metropolitan Transportation Authority, NY, RITES (PA-1042R), 6.80822% (MBIA Insurance Corp.             5,727,300
                   INS), 1/1/2010
     3,000,000   1  New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC),             3,182,160
                   3/1/2015
     4,000,000     New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I        4,078,160
                   LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028
       300,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association),          312,156
                   1/1/2024
     3,000,000     New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal         3,056,340
                   2005 Series C), 5.00%, 6/15/2030
     3,000,000     New York City, NY Transitional Finance Authority, Revenue Bonds (Series 2000C), 5.50% (United           3,200,400
                   States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 5.68%), 11/1/2020
     2,000,000 1,2 New York City, NY, RITES (PA-1349), 6.24685% (MBIA Insurance Corp. INS), 8/1/2018                       2,251,380
     1,985,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50%, 6/1/2023                                  2,095,783
     2,500,000     New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester,           2,637,475
                   NY)/(Original Issue Yield: 5.60%), 7/1/2016
     5,000,000   3 New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(MBIA           5,411,950
                   Insurance Corp. INS), 5/15/2016
     1,510,000     New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%              1,560,026
                   (Escrowed In Treasuries COL), 6/15/2014
       990,000     New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%,             1,022,423
                   6/15/2014
     3,315,000     New York State Mortgage Agency, Mortgage Revenue Bonds (Twenty-Ninth Series), 5.40%, 10/1/2022          3,391,444
     1,250,000 1,2 New York State Thruway Authority, Drivers (Series 1069), 7.128% (New York State Thruway                 1,447,425
                   Authority-Highway & Bridge Trust Fund)/(AMBAC INS), 4/1/2013
     4,000,000     New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds (Series         4,142,360
                   A-2), 5.375% (New York State)/(United States Treasury PRF 4/1/2008@101), 4/1/2016
     1,015,000     Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed In        1,134,567
                   Treasuries COL), 6/1/2014
     1,985,000     Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (MBIA               2,225,364
                   Insurance Corp. INS), 6/1/2014
     2,000,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.00% (Original Issue            1,957,940
                   Yield: 5.125%), 6/1/2026
     5,320,000     Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 1999B), 5.75%           5,633,986
                   (Escrowed In Treasuries COL), 1/1/2015
                      TOTAL                                                                                               59,267,833
                   NORTH CAROLINA--1.8%
     2,000,000     Gaston County, NC Industrial Facilities and PCFA, Exempt Facilities Revenue Bonds, 5.75%                2,080,560
                   (National Gypsum Co.), 8/1/2035
     3,000,000     North Carolina Eastern Municipal Power Agency, Power Supply System Revenue Refunding Bonds              3,052,230
                   (Series D), 5.125% (Original Issue Yield: 5.25%), 1/1/2023
     1,725,000     North Carolina HFA, Home Ownership Revenue Bonds (Series 13-A), 5.25%, 1/1/2022                         1,752,255
     1,600,000     North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80%         1,672,048
                   (Arc of North Carolina Projects), 10/1/2034
                      TOTAL                                                                                                8,557,093
                   OHIO--4.5%
     1,700,000     Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024                        1,782,926
       400,000     Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.125%              395,236
                   (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.25%), 7/1/2035
     3,000,000     Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian           3,047,820
                   Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017
       585,000     Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002A-2), 5.50% (GNMA COL Home Mortgage              602,731
                   Program LOC), 9/1/2022
     4,000,000     Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00%                 4,123,680
                   (Cleveland Electric Illuminating Co.), 12/1/2013
     4,135,000     Ohio State, Infrastructure Improvement UT GO Bonds (Series 1999A), 5.75% (United States Treasury        4,422,672
                   PRF 2/1/2010@101), 2/1/2017
     5,500,000     Ohio State, Infrastructure Improvement UT GO Bonds (Series A), 5.50% (United States Treasury PRF        5,837,095
                   2/1/2010@101)/(Original Issue Yield: 5.65%), 2/1/2019
       775,000     Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio              830,521
                   Bond Fund), 11/15/2032
                      TOTAL                                                                                               21,042,681
                   OKLAHOMA--0.2%
     1,000,000     Tulsa, OK Industrial Authority, Revenue Bonds, (Series A), 6.00% (University of Tulsa)/(MBIA            1,107,360
                   Insurance Corp. INS), 10/1/2016
                   OREGON--0.3%
     1,500,000     Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25%        1,546,215
                   (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021
                   OTHER--0.3%
     1,500,000 1,2 GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%, 10/31/2040                                    1,498,215
                   PENNSYLVANIA--5.0%
     3,000,000     Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny        3,544,830
                   Health System)/(Original Issue Yield: 9.70%), 11/15/2030
     1,280,000     Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health            1,222,707
                   System)/(Original Issue Yield: 5.40%), 5/1/2029
     1,085,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005) ,             1,120,241
                   5.50% (United States Steel Corp.), 11/1/2016
     4,000,000 1,2 Delaware Valley, PA Regional Finance Authority, RITES (PA-1029), 7.30822%, 7/1/2017                     4,776,560
     2,000,000     Pennsylvania HFA, SFM Revenue Bonds (Series 2002-73A), 5.45%, 10/1/2032                                 2,034,860
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00%           1,076,820
                   (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022
     5,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25%           5,450,300
                   (UPMC Health System), 1/15/2016
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25%           1,005,750
                   (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032
     2,000,000     Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.00%          2,054,840
                   (Indiana University of PA)/(XL Capital Assurance Inc. INS), 7/1/2039
     1,000,000     Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel        1,030,400
                   Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017
                      TOTAL                                                                                               23,317,308
                   PUERTO RICO--1.0%
     4,500,000     Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (XL Capital Assurance            4,758,930
                   Inc. INS)/(Original Issue Yield: 5.27%), 7/1/2022
                   RHODE ISLAND--0.6%
       340,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds,               366,945
                   6.375% (Lifespan Obligated Group)/(Original Issue Yield: 6.58%), 8/15/2021
     2,160,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds,             2,426,782
                   6.375% (Lifespan Obligated Group)/(United States Treasury PRF 8/15/2012@100)/(Original Issue
                   Yield: 6.58%), 8/15/2021
                      TOTAL                                                                                                2,793,727
                   SOUTH CAROLINA--2.2%
     3,000,000     Kershaw County. SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006),         3,036,360
                   5.00% (Kershaw County, SC School District)/(CDC IXIS Financial Guaranty N.A. INS), 12/1/2030
     1,395,000     Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds (Series 2004), 6.00%        1,508,162
                   (Lexington Medical Center), 5/1/2019
     2,850,000     South Carolina Jobs-EDA, EDRBs, (Series 2002A), 5.50% (Bon Secours Health System)/(Original             2,956,847
                   Issue Yield: 5.75%), 11/15/2023
     2,795,000     South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health             2,903,083
                   System)/(Original Issue Yield: 5.84%), 11/15/2030
                      TOTAL                                                                                               10,404,452
                   SOUTH DAKOTA--1.0%
     2,225,000     South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series               2,319,585
                   2002C), 5.35%, 5/1/2022
     2,420,000     South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15%        2,492,552
                   (FSA INS), 11/1/2020
                      TOTAL                                                                                                4,812,137
                   TENNESSEE--1.5%
     1,000,000     Harpeth Valley Utilities District, TN, Revenue Bonds, 5.05% (MBIA Insurance Corp. INS)/(Original        1,024,760
                   Issue Yield: 5.08%), 9/1/2020
     1,120,000     Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50%            1,270,550
                   (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%),
                   9/1/2021
     1,880,000     Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50%            2,132,710
                   (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%),
                   9/1/2021
     1,565,000     Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25%                 1,743,723
                   (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield:
                   6.45%), 9/1/2022
       935,000     Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25%                 1,041,777
                   (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield:
                   6.45%), 9/1/2022
                      TOTAL                                                                                                7,213,520
                   TEXAS--7.1%
     3,000,000     Alliance Airport Authority Inc., TX, Special Facilities Refunding Revenue Bonds, 4.85% (FedEx           2,928,150
                   Corp.), 4/1/2021
     4,600,000     Austin, TX Electric Utility System, Refunding Revenue Bonds, 5.25% (MBIA Insurance Corp. INS),          4,811,324
                   11/15/2022
     3,965,000     Brazos River Authority, TX, Refunding PCRBs (Series 2001C), 5.75% TOBs (TXU Energy Co. LLC),            4,163,567
                   Mandatory Tender 11/1/2011
     2,000,000     Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial                           2,105,140
                   Hospital)/(Original Issue Yield: 6.28%), 2/1/2022
     3,000,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.00% (Wise Regional             3,227,250
                   Health System)/(Original Issue Yield: 7.125%), 9/1/2025
     1,000,000     Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003A),               988,740
                   5.20% (Waste Management, Inc.), 5/1/2028
     2,200,000     Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital                2,390,850
                   System)/(MBIA Insurance Corp. INS), 6/1/2011
     4,000,000     Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital                4,392,400
                   System)/(MBIA Insurance Corp. LOC), 6/1/2012
       600,000     Matagorda County, TX Navigation District No. 1, COL Refunding Revenue Bonds, 5.60% (Centerpoint           622,764
                   Energy Houston Electric), 3/1/2027
     2,300,000     Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.),        2,366,102
                   4/1/2018
     2,165,000     Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875%               2,277,299
                   (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024
     1,000,000     Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.20% (TXU Energy Co. LLC),             1,012,470
                   5/1/2028
     1,000,000     Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021        1,043,770
     1,000,000     Texas Water Development Board, State Revolving Funds Revenue Bonds, (Series B), 5.00% (Original         1,014,580
                   Issue Yield: 5.28%), 7/15/2019
                      TOTAL                                                                                               33,344,406
                   UTAH--3.8%
    13,500,000     Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC        15,891,660
                   Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015
     2,000,000     Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.),          2,088,780
                   Mandatory Tender 11/1/2011
                      TOTAL                                                                                               17,980,440
                   VIRGINIA--3.3%
     3,000,000     Chesapeake, VA IDA, PCRBs, 5.25% (Virginia Electric & Power Co.), 2/1/2008                              3,009,480
     5,000,000     Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018                     5,323,400
     3,000,000     Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (Original Issue Yield: 5.78%),            3,087,780
                   6/1/2037
     3,900,000     Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00%           4,127,721
                   (Brinks Co.), 4/1/2033
                      TOTAL                                                                                               15,548,381
                   WASHINGTON--4.2%
     4,500,000     Port of Seattle, WA, Subordinate Lien Revenue Bonds (Series 1999A), 5.25% (FGIC INS), 9/1/2021          4,681,575
     1,000,000     Seattle, WA Water System, Revenue Bonds, 5.25%, 3/1/2013                                                1,026,700
     1,235,000     Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit            1,246,683
                   Valley Hospital), 12/1/2030
     5,595,000     Washington State Convention & Trade Center, Lease Revenue COP, 5.125% (MBIA Insurance Corp.             5,757,087
                   INS)/(Original Issue Yield: 5.30%), 7/1/2013
     6,675,000     Washington State, UT GO Bonds, (Series A), 5.625% (Original Issue Yield: 5.66%), 7/1/2022               7,044,728
                      TOTAL                                                                                               19,756,773
                   WISCONSIN--4.5%
     1,000,000     Marinette County, WI, UT GO Refunding Bonds, 6.50% (FGIC INS), 9/1/2018                                 1,096,960
     1,780,000     Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS),        1,833,133
                   11/1/2022
     5,500,000     Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(Original          5,797,660
                   Issue Yield: 5.96%), 8/15/2025
       300,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin,                      309,936
                   Inc.)/(Original Issue Yield: 5.583%), 6/1/2024
       430,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin,                      452,179
                   Inc.)/(Original Issue Yield: 5.82%), 6/1/2034
     2,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original Issue        2,104,060
                   Yield: 5.84%), 5/1/2029
     1,340,000     Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals,              1,436,761
                   Inc.)/(Original Issue Yield: 6.95%), 8/15/2034
     2,650,000     Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.25% (Vernon Memorial Healthcare,                   2,591,409
                   Inc.)/(Original Issue Yield: 5.28%), 3/1/2035
     2,000,000     Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%),         2,129,160
                   11/15/2023
     1,630,000     Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield:           1,693,326
                   6.15%), 7/1/2030
     1,250,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026          1,255,113
       500,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.375% (Marshfield Clinic, WI), 2/15/2034            511,625
                      TOTAL                                                                                               21,211,322
                   WYOMING--0.7%
     2,000,000     Sweetwater County, WY, Solid Waste Disposal Refunding Revenue Bonds (Series 2005), 5.60% (FMC           2,074,420
                   Corp.), 12/1/2035
     1,000,000     University of Wyoming, University Facilities Improvement Revenue Bonds, 5.50% (MBIA Insurance           1,040,410
                   Corp. INS)/(Original Issue Yield: 5.70%), 6/1/2019
                      TOTAL                                                                                                3,114,830
                      TOTAL MUNICIPAL BONDS (IDENTIFIED COST $445,865,059)                                               463,976,681
                   SHORT-TERM MUNICIPALS--0.3%4
                   GEORGIA--0.3%
     1,300,000     Monroe County, GA Development Authority, (Series 1999B) Daily VRDNs (Oglethorpe Power Corp.             1,300,000
                   Scherer Project)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 4.020%, 7/3/2006 (AT COST)
                      TOTAL MUNICIPAL INVESTMENTS-98.7%                                                                  465,276,681
                      (IDENTIFIED COST $447,165,059)5
                      OTHER ASSETS AND LIABILITIES - NET -1.3%                                                             5,929,475
                      TOTAL NET ASSETS -100%                                                                           $ 471,206,156


Securities that are subject to the federal alternative minimum tax (AMT) represent 10.9% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At June 30, 2006, these restricted securities amounted to $38,373,696 which represented 8.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2006, these liquid restricted securities amounted to $30,488,880, which represented 6.5% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

4    Current rate and next reset date shown for Variable Rate Demand Notes.

5 At June 30, 2006, the cost of investments for federal tax purposes was $447,181,304. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts was $18,095,377. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,987,719 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,892,342.

    At June 30, 2006, the Fund had the following open futures contracts:

    CONTRACTS                                           NUMBER OF       NOTIONAL VALUE EXPIRATION           UNREALIZED APPRECIATION
                                                        CONTRACTS                      DATE
    6U.S. Treasury Note            10-Year Futures      (150)            $(15,728,906) September 2006       $39,221

6    Non-income producing.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.


INVESTMENT VALUATION
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.


RESTRICTED SECURITIES


Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the
Directors, held at June 30, 2006 is as follows:
    SECURITY                                                                                               ACQUISITION  ACQUISITION
                                                                                                           DATE         COST
    California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.),  3/30/2005    $1,000,000
    4/1/2025
    California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management, Inc.),   10/28/2005   $3,000,000
    11/1/2023
    Kansas City, MO IDA, MFH Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015                7/27/1999    $655,000
    New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015    3/15/05      $3,000,000



The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 COP   --Certificate of Participation
 EDA   --Economic Development Authority
 EDRBs --Economic Development Revenue Bonds
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HDA   --Hospital Development Authority
 HEFA  --Health and Education Facilities Authority
 HFA   --Housing Finance Authority
 HFDC  --Health Facility Development Corporation
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 IDC   --Industrial Development Corporation
 IDRBs --Industrial Development Revenue Bonds
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 LT    --Limited Tax
 MFH   --Multifamily Housing
 PCFA  --Pollution Control Finance Authority
 PCR   --Pollution Control Revenue
 PCRBs --Pollution Control Revenue Bonds
 PRF   --Prerefunded
 RITES --Residual Interest Tax-Exempt Securities
 SFM   --Single Family Mortgage
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Securities Fund, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        August 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        August 21, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        August 21, 2006